CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)		Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 28, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 28, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors		$ 0	$ 719	24,281	0	25,000
Issuance of Class B common stock to Sponsors (in shares)		0	7,187,500
Net loss / income		$ 0	$ 0	0	0	0
Balance at the end at Sep. 30, 2020		$ 0	$ 719	24,281	0	25,000
Balance at the end (in shares) at Sep. 30, 2020		0	7,187,500
Balance at the beginning at Sep. 28, 2020		$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Sep. 28, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors			$ 719	24,281	0	25,000
Issuance of Class B common stock to Sponsors (in shares)			7,187,500
Net loss / income	[1]		$ 0	0	(1,104)	(1,104)
Balance at the end at Dec. 31, 2020		$ 0	$ 719	24,281	(1,104)	23,896
Balance at the end (in shares) at Dec. 31, 2020		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment on redeemable common stock		$ 0	$ 0	(1,935,948)	(14,780,788)	(16,716,736)
Cash paid in excess of private placement warrants		0	0	1,911,667	0	1,911,667
Net loss / income		0	0	0	(1,628,037)	(1,628,037)
Balance at the end at Mar. 31, 2021		$ 0	$ 719	0	(16,409,929)	(16,409,210)
Balance at the end (in shares) at Mar. 31, 2021		0	7,187,500
Balance at the beginning at Dec. 31, 2020		$ 0	$ 719	24,281	(1,104)	23,896
Balance at the beginning (in shares) at Dec. 31, 2020		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment on redeemable common stock						(16,716,736)
Net loss / income						(568,873)
Balance at the end at Sep. 30, 2021		$ 0	$ 719	0	(15,350,765)	(15,350,046)
Balance at the end (in shares) at Sep. 30, 2021		0	7,187,500
Balance at the beginning at Mar. 31, 2021		$ 0	$ 719	0	(16,409,929)	(16,409,210)
Balance at the beginning (in shares) at Mar. 31, 2021		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss / income		$ 0	$ 0	0	(6,217)	(6,217)
Balance at the end at Jun. 30, 2021		$ 0	$ 719	0	(16,416,146)	(16,415,427)
Balance at the end (in shares) at Jun. 30, 2021		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss / income		$ 0	$ 0	0	1,065,381	1,065,381
Balance at the end at Sep. 30, 2021		$ 0	$ 719	$ 0	$ (15,350,765)	$ (15,350,046)
Balance at the end (in shares) at Sep. 30, 2021		0	7,187,500

[1]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).